Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Exchanges rates used for translation	7.8
Recognized revenue	$ 14,875,233	$ 13,924,481
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited with financial institutions amount			$ 64,103	$ 500,000
Contract length	12 months
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited with financial institutions amount			$ 102,564	$ 800,000
Contract length	24 months
Geographic Concentration Risk [Member] | HONG KONG
Summary of Significant Accounting Policies [Line Items]
Deposited with financial institutions amount	$ 2,365,532	$ 189,474